Leases - Annual Minimum Lease Payments of Operating Lease Liabilities (Details) $ in Millions	Mar. 31, 2019 USD ($)
Leases [Abstract]
Year 1	$ 24.6
Year 2	19.6
Year 3	12.7
Year 4	9.5
Year 5	7.7
After Year 5	16.7
Total lease payments	90.8
Less imputed interest	(9.6)
Total	$ 81.2